Intangible and Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible and Other Long-Term Assets [Abstract]
Schedule of balances
	2022				Amortization
Assets	Original Value	Accumulated amortization		Net	period (years)
Republic trade mark	$104,289	$		$104,289	*
Customers list	63,664		63,664		20
Total from Republic (1)	167,953		63,664	104,289

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,517,413		2,269,364	2,248,049
Other assets	77,206			77,206
	$4,594,619		$2,269,364	$2,325,255

	2021				Amortization
Assets	Original Value	Accumulated Amortization		Net	period (years)
Republic trade mark	$110,506	$		$110,506	*
Customers list	67,459		67,459		20
Total from Republic (1)	177,965		67,459	110,506

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,527,425		2,273,159	2,254,266
Other assets	58,303			58,303
	$4,585,728		$2,273,159	$2,312,569

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

Schedule of reconciliation between the opening and closing balances
Assets	Original Value	Accumulated amortization	Net

Balance as of December 31, 2020	$4,719,347	$(2,396,391)	$2,322,956
Additions	10,520	(10,520)	0
Cancellations	(128,785)	128,785	0
Adjustment effect of the year	(15,354)	4,967	(10,387)
Balance as of December 31, 2021	$4,585,728	$(2,273,159)	$2,312,569
Additions	10,609	(10,609)	0
Cancellations	(2,505)	2,505	0
Adjustment effect of the year	787	11,899	12,686
Balance as of December 31, 2022	$4,594,619	$(2,269,364)	$2,325,255